Government Loans (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended		12 Months Ended
	Sep. 10, 2020	May 01, 2020	Feb. 24, 2021	Sep. 02, 2020	Aug. 30, 2020	Aug. 20, 2020	May 27, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from loan								$ 0	$ 193,625	$ 193,625	$ 684,580
Interest expense								$ 3,800	$ 4,400	$ 16,300	$ 5,000
Small Business Administration [Member]
Debt Instrument [Line Items]
Proceeds from loan		$ 10,000			$ 138,900
Interest rate					3.75%
Periodic payments					$ 678
Loan term					30 years
Tomkins County Area Development [Member]
Debt Instrument [Line Items]
Proceeds from loan	$ 75,000						$ 50,000
Interest rate	2.50%						2.50%
Periodic payments	$ 1,331						$ 1,443
Loan term	5 years
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Proceeds from loan		$ 211,000
Paycheck Protection Program 2 [Member]
Debt Instrument [Line Items]
Proceeds from loan			$ 193,625
Interest rate			1.00%
Periodic payments			$ 3,300
Equipment Loans [Member]
Debt Instrument [Line Items]
Proceeds from loan						$ 100,000
Interest rate						2.50%
Periodic payments						$ 1,775
Southern Tier Region Economic Development Corporation [Member]
Debt Instrument [Line Items]
Proceeds from loan				$ 100,000
Interest rate				5.00%
Periodic payments				$ 2,072
Loan term				5 years